Commitments and Guarantees (Product Warranties) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Product Warranties
Beginning Balance	$ 1,370	$ 1,429	$ 1,553
Current-year provisions	593	798	645
Expenditures	(714)	(867)	(757)
Other changes	(50)	10	(12)
Ending Balance	$ 1,199	$ 1,370	$ 1,429